The Company and basis of presentation	6 Months Ended
Jun. 30, 2022
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe , Germany, is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis care and related services to persons who suffer from End-Stage Kidney Disease (“ESKD”), as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products. The Company’s health care products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment, and acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other health care services include value and risk-based care programs, pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services and ambulant treatment services.

In these unaudited notes, “FMC-AG & Co. KGaA,” the “Company” or the “Group” refers to Fresenius Medical Care AG & Co. KGaA or Fresenius Medical Care AG & Co. KGaA and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating and reportable segments, see note 12.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 (the “2021 Form 20-F”) in accordance with IAS 1, Presentation of Financial Statements. During the first quarter of 2022, the Company adopted an accounting policy in relation to emission certificates which are recognized as intangible assets with an infinite useful life and initially measured at cost.

The interim consolidated financial statements at June 30, 2022 and for the three- and six- months ended June 30, 2022 and 2021 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2021 Form 20-F. The preparation of interim consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such interim financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The Company applies IAS 29, Financial Reporting in Hyperinflationary Economies (“IAS 29”), in its Argentine, Lebanese and Turkish subsidiaries due to inflation in these countries. The table below details the date of initial application of IAS 29 and the specific inputs used to calculate the loss on net monetary position on a country-specific basis for the six months ended June 30, 2022. The hyperinflationary accounting effects of the initial application on the opening balance sheet are presented within accumulated other comprehensive income (loss) related to foreign currency translation, in the amount of €23,514, and ongoing re-translation effects of comparative amounts are recorded in other comprehensive income (loss) within the Company’s interim consolidated financial statements.

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon	Turkey
Date of IAS 29 initial application	July 1, 2018	December 31, 2020	April 1, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at June 30, 2022	793.0	1,286.8	977.9
Calendar year increase	36%	40%	42%
Loss on net monetary position in € THOUS	24,886	496	7,631

The effective tax rates of 23.4% and 23.7% for the three and six months ended June 30, 2022, respectively (21.2% and 22.5% for the three and six months ended June 30, 2021, respectively), are recognized on the basis of the best estimate made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements.

The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results of operations for the year ending December 31, 2022.

At the end of February 2022, Russia invaded Ukraine, triggering sanctions by various countries against Russia. The resulting uncertainties led to a further deterioration in the macroeconomic environment for the first six months of 2022, resulting in accelerating inflationary developments, supply chain disruptions and capital market volatility. These developments, combined with complications in the labor market in the United States (“U.S.”), created pressure on the Company’s operations. The Company continues to monitor the situation. As of June 30, 2022, the Company’s assets in Russia and Ukraine totaled less than 1.5% of the Company’s total assets.

On March 21, 2022, the Company announced that it had entered into an agreement to create a company that combines Fresenius Health Partners, Inc., the value-based care division of Fresenius Medical Care Holdings, Inc., with InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket Health, Inc., a U.S. provider of value-based kidney care with a patient engagement and data platform. The business combination brings together Fresenius Health Partners’ expertise in kidney care value-based contracting and performance, InterWell Health’s clinical care models and network of 1,600 nephrologists and Cricket Health’s tech-enabled care model that utilizes its proprietary informatics, StageSmart™, and patient engagement platforms to create an entity targeting the management of care for more than 270,000 people with kidney disease by 2025 and to manage around $11 billion (€10 billion as of the date of the announcement) in medical costs in the same year. The closing of the transaction is subject to regulatory review and, if successful, the new entity will be consolidated into the Company’s operating results.

On August 2, 2022, the Management Board authorized the issuance of the Company’s unaudited interim consolidated financial statements.

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the six months ended June 30, 2022 in conformity with IFRS that have to be applied for the interim periods starting on or after January 1, 2022. In the six months ended June 30, 2022, there were no recently implemented accounting pronouncements that had a material effect on the Company’s interim consolidated financial statements.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. In June 2020 and December 2021, further amendments were published. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using updated estimates and assumptions that reflect the timing of cash flows and any uncertainty relating to insurance contracts.

Based on an assessment performed during 2022, the Company believes that the premium allocation approach under IFRS 17 is the most appropriate measurement model. On initial recognition of the liability for incurred claims, the estimation and valuation process remains unchanged as compared to the application of IFRS 4. Regarding the measurement of the liability for the remaining coverage, the liability is equal to the premiums received less any insurance acquisition cash flows. The Company does not consider the effects and time value of money when measuring the liability for the remaining coverage, as the related cash flow are expected to be paid or received in one year or less from the date the claims are incurred. The Company will apply the modified retrospective approach at the transition. Insurance premium revenues are currently recognized based on the passage of time, therefore the pattern of revenue recognition will not change upon the application of IFRS 17.

The Company does not expect that IFRS 17 will have a material impact on its consolidated financial statements and will continue to assess the qualitative and quantitative impacts of the application of IFRS 17. On June 25, 2020, the IASB issued amendments to IFRS 17, which among others, defer the effective date to fiscal years beginning on or after January 1, 2023. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.